Leases - Schedule of Minimum Lease Payments in Future Periods (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Minimum Lease Payments in Future Periods [Abstract]
2026	$ 336,364
2027	220,313
2028	17,669
Total minimum lease payments	574,346
Less: imputed interest	(29,931)
Total:	$ 544,415	$ 85,741